Property, plant & equipment - Changes in carrying value (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant & equipment
Property, plant & equipment beginning of period	€ 84,451	€ 88,267
Additions	24,479	10,331
Property, plant & equipment end of period	94,276	84,451	€ 88,267
Acquisition value
Property, plant & equipment
Property, plant & equipment beginning of period	172,417	165,623	158,031
Additions	24,479	10,331	15,598
Acquired from business combinations	217		244
Disposals	(5,576)	(5,652)	(4,648)
Transfers	(217)	1,227	50
Currency Translation	90	888	(3,652)
Property, plant & equipment end of period	191,410	172,417	165,623
Depreciation
Property, plant & equipment
Property, plant & equipment beginning of period	(78,910)	(66,360)	(56,439)
Depreciation charge for the year	(14,940)	(15,574)	(14,932)
Disposals	5,101	4,760	4,150
Transfers		(1,223)	(162)
Currency Translation	35	(513)	1,023
Property, plant & equipment end of period	(88,714)	(78,910)	(66,360)
Land and buildings
Property, plant & equipment
Property, plant & equipment beginning of period	37,575	34,410	36,054
Property, plant & equipment end of period	36,914	37,575	34,410
Land and buildings | Acquisition value
Property, plant & equipment
Property, plant & equipment beginning of period	47,161	42,417	42,893
Additions	773	462	256
Disposals	(18)
Transfers	5	4,099	(15)
Currency Translation	38	183	(717)
Property, plant & equipment end of period	47,959	47,161	42,417
Land and buildings | Depreciation
Property, plant & equipment
Property, plant & equipment beginning of period	(9,586)	(8,007)	(6,839)
Depreciation charge for the year	(1,416)	(1,344)	(1,223)
Transfers		(143)	(11)
Currency Translation	(43)	(92)	66
Property, plant & equipment end of period	(11,045)	(9,586)	(8,007)
Plant and equipment
Property, plant & equipment
Property, plant & equipment beginning of period	45,095	45,218	50,538
Property, plant & equipment end of period	41,407	45,095	45,218
Plant and equipment | Acquisition value
Property, plant & equipment
Property, plant & equipment beginning of period	103,268	94,420	89,078
Additions	3,555	5,259	2,600
Acquired from business combinations	62		220
Disposals	(4,227)	(3,682)	(2,953)
Transfers	3,167	6,673	7,961
Currency Translation	52	598	(2,486)
Property, plant & equipment end of period	105,877	103,268	94,420
Plant and equipment | Depreciation
Property, plant & equipment
Property, plant & equipment beginning of period	(58,173)	(49,202)	(38,540)
Depreciation charge for the year	(10,222)	(10,590)	(10,205)
Disposals	3,898	3,594	2,632
Transfers		(1,595)	(3,961)
Currency Translation	27	(380)	872
Property, plant & equipment end of period	(64,470)	(58,173)	(49,202)
Right-of-use assets
Property, plant & equipment
Property, plant & equipment beginning of period	9,056	10,996	10,586
Property, plant & equipment end of period	8,420	9,056	10,996
Right-of-use assets | Acquisition value
Property, plant & equipment
Property, plant & equipment beginning of period	20,207	20,147	21,646
Additions	2,871	2,397	4,567
Acquired from business combinations	155		24
Disposals	(1,293)	(1,191)	(1,657)
Transfers	(329)	(1,249)	(4,010)
Currency Translation	8	103	(423)
Property, plant & equipment end of period	21,619	20,207	20,147
Right-of-use assets | Depreciation
Property, plant & equipment
Property, plant & equipment beginning of period	(11,151)	(9,151)	(11,060)
Depreciation charge for the year	(3,302)	(3,640)	(3,504)
Disposals	1,203	1,166	1,518
Transfers		515	3,810
Currency Translation	51	(41)	85
Property, plant & equipment end of period	(13,199)	(11,151)	(9,151)
Construction in progress
Property, plant & equipment
Property, plant & equipment beginning of period	1,781	8,639	4,414
Property, plant & equipment end of period	15,955	1,781	8,639
Construction in progress | Acquisition value
Property, plant & equipment
Property, plant & equipment beginning of period	1,781	8,639	4,414
Additions	17,280	2,213	8,175
Disposals	(38)	(779)	(38)
Transfers	(3,060)	(8,296)	(3,886)
Currency Translation	(8)	4	(26)
Property, plant & equipment end of period	15,955	1,781	8,639
Total property plant and equipment | Total carrying amount
Property, plant & equipment
Property, plant & equipment beginning of period	93,507	99,263	101,592
Property, plant & equipment end of period	€ 102,696	€ 93,507	€ 99,263